CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of December 31, 2024
Risk‑free interest rate	4.25%
Volatility	56.70%
Bond yield	10.12%

Convertible notes
CONVERTIBLE NOTES
Schedule of convertible notes

	Series	Subsidiary	2023	2024
	Pre-A Note	Convertible Note	Convertible Notes	Convertible Notes	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2021	23,445	—	—	—	23,445
Issuance of convertible notes	—	75,037	—	—	75,037
Conversion to Series Pre-A redeemable convertible preferred shares (note 18)	(23,445)	—	—	—	(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	4,264	—	—	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	890	—	—	890
Foreign currency translation adjustment	—	(3,421)	—	—	(3,421)
Balance as of December 31, 2022	—	76,770	—	—	76,770
Issuance of convertible notes	—	—	25,297	—	25,297
Partial redemption of convertible notes	—	—	(5,648)	—	(5,648)
Interest paid	—	(3,072)	—	—	(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	2,376	616	—	2,992
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	6,951	12	—	6,963
Foreign currency translation adjustment	—	(1,390)	—	—	(1,390)
Balance as of December 31, 2023	—	81,635	20,277	—	101,912
Issuance of convertible notes	—	—	9,500	109,784	119,284
Interest paid	—	(5,357)	—	—	(5,357)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	7,905	337	5,790	14,032
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	(8,789)	—	(1,664)	(10,453)
Conversion to ordinary shares	—	—	(30,114)	—	(30,114)
Foreign currency translation adjustment	—	(1,148)	—	—	(1,148)
Balance as of December 31, 2024	—	74,246	—	113,910	188,156
– Current portion	—	—	—	113,910	113,910
– Non-current portion	—	74,246	—	—	74,246

Subsidiary Convertible Note
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

	As of December 31,
	2024	2023
Risk-free interest rates	1.30%	2.40%
Probability of conversion	10.00%	10.00%
Bond yields	6.69%-7.74%	4.85%-5.84%

2023 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of December 31, 2023
Risk‑free interest rate	5.51%-5.52%
Probability of conversion	90%
Bond yield	7.01%-8.47%